Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000026478 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026478 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026478 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026478 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026478 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026478 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026478 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026478 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026478 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026478 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026478 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026478 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026480 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026480 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026480 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026480 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026480 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026480 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026480 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026480 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026480 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026480 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026480 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026480 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030992 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000030992 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030992 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030992 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030992 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030992 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030992 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030992 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030992 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030992 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030992 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000030992 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026479 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026479 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026479 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026479 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026479 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026479 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026479 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026479 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026479 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026479 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026479 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026479 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110708 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000110708 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000110708 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000110708 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000110708 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000110708 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110708 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110708 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110708 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110708 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026493 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026493 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.10%)
C000026493 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026493 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000026493 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026493 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026493 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026493 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026493 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000026493 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030986 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030986 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.10%)
C000030986 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030986 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000030986 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030986 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030986 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030986 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030986 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000030986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030994 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.10%)
C000030994 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030994 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000030994 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030994 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030994 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030994 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030994 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000030994 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148731 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148731 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.10%)
C000148731 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000148731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000148731 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148731 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148731 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000148731 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000148731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098623 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000098623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.90%)
C000098623 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000098623 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098623 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098623 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098623 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000098623 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000098623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098623 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098623 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098623 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098625 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000098625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.90%)
C000098625 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000098625 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098625 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098625 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098625 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098625 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000098625 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000098625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098625 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098625 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098625 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098624 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000098624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.90%)
C000098624 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000098624 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098624 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098624 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098624 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098624 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000098624 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000098624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098624 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098624 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098624 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139587 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000139587 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.90%)
C000139587 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000139587 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000139587 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000139587 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000139587 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139587 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000139587 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000139587 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139587 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139587 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139587 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026494 | Other CountriesUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000026494 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026494 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026494 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026494 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026494 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026494 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026494 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026494 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026494 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026494 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026494 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030987 | Other CountriesUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000030987 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030987 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030987 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030987 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030987 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030987 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030987 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030987 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030987 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030987 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030987 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030995 | Other CountriesUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000030995 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030995 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030995 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030995 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030995 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030995 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030995 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030995 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030995 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030995 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030995 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148732 | Other CountriesUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000148732 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000148732 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000148732 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000148732 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000148732 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148732 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148732 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148732 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148732 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148732 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148732 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026497 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026497 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026497 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000026497 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026497 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026497 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026497 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026497 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030988 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030988 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030988 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000030988 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030988 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030988 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030988 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030988 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030988 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030996 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030996 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030996 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000030996 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030996 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030996 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030996 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030996 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030996 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030996 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030996 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098620 | Other CountriesMalaysia
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000098620 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098620 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000098620 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098620 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098620 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000098620 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112709 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112709 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112709 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112709 | PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE PLUS Small Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000112709 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112709 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123329 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000123329 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000123329 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123329 | PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE PLUS Small Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000123329 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123329 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072063 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000072063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000072063 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000072063 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072063 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000072063 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072063 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000072063 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000072063 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072063 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072064 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000072064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000072064 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000072064 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072064 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000072064 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072064 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000072064 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000072064 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072064 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109755 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000109755 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000109755 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109755 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109755 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109755 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109755 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109755 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109755 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109755 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109755 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026498 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026498 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026498 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026498 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000026498 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026498 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026498 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026498 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026498 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030989 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030989 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030989 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030989 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000030989 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030989 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030989 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030989 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030989 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026499 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026499 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026499 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026499 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000026499 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026499 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026499 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026499 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026499 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166584 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.30%)
C000166584 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000166584 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166584 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166584 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000166584 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000166584 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166584 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166584 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166584 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166584 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166585 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166585 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.30%)
C000166585 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000166585 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166585 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166585 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000166585 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000166585 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166585 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166585 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166585 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166585 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166585 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166586 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.30%)
C000166586 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000166586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000166586 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000166586 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166586 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166586 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166586 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166586 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026495 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026495 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026495 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026495 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026495 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026495 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026495 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026495 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139585 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139585 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000139585 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000139585 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000139585 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139585 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139585 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026496 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026496 | Other CountriesSaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026496 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026496 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026496 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026496 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026496 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026496 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028252 | Other CountriesFrance
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028252 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028252 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000028252 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028252 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028252 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028252 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028252 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028252 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028252 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030991 | Other CountriesFrance
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030991 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030991 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000030991 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030991 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030991 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030991 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030991 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030991 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030991 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109754 | Other CountriesFrance
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000109754 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109754 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000109754 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109754 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109754 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109754 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026500 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000026500 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026500 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000026500 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026500 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026500 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026500 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000026500 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081129 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081129 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000081129 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000081129 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000081129 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081129 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081129 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081129 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000081129 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026501 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000026501 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026501 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000026501 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026501 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026501 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026501 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000026501 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026502 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026502 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000026502 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026502 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026502 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026502 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026502 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026502 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026502 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030990 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030990 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000030990 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000030990 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000030990 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030990 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030990 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030990 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030990 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030990 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026503 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026503 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000026503 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026503 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026503 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026503 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026503 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026503 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026503 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026482 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026482 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.60%)
C000026482 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026482 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000026482 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026482 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026482 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026482 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026482 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000026482 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026482 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030983 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.60%)
C000030983 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030983 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000030983 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030983 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030983 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030983 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030983 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000030983 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030983 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026483 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(70.60%)
C000026483 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026483 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000026483 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026483 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026483 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026483 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000026483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026483 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026484 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000026484 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026484 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026484 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000026484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000026484 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026484 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026484 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026484 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081128 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081128 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000081128 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000081128 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081128 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000081128 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000081128 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081128 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081128 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081128 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081128 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026485 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026485 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000026485 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026485 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026485 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000026485 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000026485 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026485 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026485 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026485 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026485 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026489 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026489 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.10%)
C000026489 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000026489 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026489 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000026489 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026489 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026489 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026489 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026489 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026489 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026489 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026489 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026489 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030985 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030985 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.10%)
C000030985 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000030985 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030985 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000030985 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030985 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030985 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030985 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030985 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030985 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030985 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030985 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026490 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026490 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.10%)
C000026490 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000026490 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026490 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000026490 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026490 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026490 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026490 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026490 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026490 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026490 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026490 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%